Investments in Joint Ventures (Tables)	12 Months Ended
Sep. 30, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures (in thousands)

					The
					Company's
			Total Assets	Net Loss	Share of Net
		Total	of the	of the	Loss of the
	Ownership	Investment	Partnership	Partnership	Partnership

As of September 30, 2016
RiverFront Holdings I, LLC	77.14%	$ 11,261	$ 85,106	$ (1,193)	$ (938)
Brooksville Quarry, LLC	50.00%	7,496	14,350	(80)	(40)
BC FRP Realty, LLC	50.00%	5,097	10,573	—	—
Total		$ 23,854	$ 110,029	$ (1,273)	$ (978)

As of September 30, 2015
RiverFront Holdings I, LLC	76.91%	$ 11,517	$ 40,970	$ (108)	$ (105)
Brooksville Quarry, LLC	50.00%	7,493	14,336	(80)	(40)
Total		$ 19,010	$ 55,306	$ (188)	$ (145)

Financial Information for the Investments in Joint Ventures in thousands)

	As of September 30, 2016
	Riverfront	Brooksville	BCF FRP
	Holdings I, LLC	Quarry, LLC	Realty, LLC	Total

Cash	$297	$35	$20	$352
Cash held in escrow	13	—	—	13
Amortizable Debt Costs	1,179	—	—	1,179
Investments in real estate, net	83,617	14,315	10,553	108,485
Total Assets	$85,106	$14,350	$10,573	$110,029

Other Liabilities	$5,140	$65	$17	$5,222
Long-term Debt	63,495	—	—	63,495
Capital - FRP	11,261	7,496	5,097	23,854
Capital - Third Parties	5,210	6,789	5,459	17,458
Total Liabilities and Capital	$85,106	$14,350	$10,573	$110,029

	As of September 30, 2015
	Riverfront	Brooksville
	Holdings I, LLC	Quarry, LLC	Total

Cash	$47	$14	$61
Cash held in escrow	3,420	—	3,420
Amortizable Debt Costs	1,593	—	1,593
Investments in real estate, net	35,910	14,322	50,232
Total Assets	$40,970	$14,336	$55,306

Other Liabilities	$6,905	$64	$6,969
Long-term Debt	17,000	—	17,000
Capital - FRP	11,517	7,493	19,010
Capital - Third Parties	5,548	6,779	12,327
Total Liabilities and Capital	$40,970	$14,336	$55,306

Income statements for Riverfront Holdings I, LLC (in thousands)
	Years Ended September 30,
	2016	2015	2014
Revenue	$127	—	—
Cost of operations	1,040	108	89
Operating profit	(913)	(108)	(89)
Interest expense	(280)	—	—
Net loss of the Partnership	$(1,193)	(108)	(89)